Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
NOTE 1. NATURE OF BUSINESS
LSAC was initially formed on December 19, 2018 as a Delaware corporation for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. In December 2020, the Merger Sub merged with and into Legacy Vincera Pharma, with Legacy Vincera Pharma surviving the Merger as a wholly- owned subsidiary of LSAC. In connection with the Business Combination, LSAC changed its name to Vincera Pharma, Inc., and subsequently in January 2021, changed its name to Vincerx Pharma, Inc. (together with its consolidated subsidiaries, the “Company”).
The Company is a clinical-stage biopharmaceutical company focused on leveraging its extensive development and oncology expertise to advance new therapies intended to address unmet medical needs for the treatment of cancer. The Company’s current pipeline is entirely derived from the Bayer License Agreement (see Note 3), pursuant to which the Company has been granted an exclusive, royalty-bearing, worldwide license under certain Bayer patents and know-how
to develop, use, manufacture, commercialize, sublicense and distribute a clinical-stage and follow-on
small molecule drug program and a preclinical stage bioconjugation platform, which includes next-generation antibody-drug conjugates and small molecule drug conjugates. The Company intends to use these product candidates to treat various cancers in a patient-specific, targeted approach.
During the early months of 2020,
COVID-19
emerged and has subsequently spread world-wide. The World Health Organization has declared
COVID-19
a pandemic resulting in federal, state and local governments and private entities mediating various restrictions, including travel restrictions, restrictions on public gatherings, stay at home orders, and advisories and quarantining people who may have been exposed to the virus. Management continues to evaluate the impact of the
COVID-19
pandemic on its current operations and future plans and take
s
appropriate measures to address any such impact, but there can be no assurance that these efforts will be successful and that the pandemic will not have negative effect on the Company’s financial position and results of its operations
.

1. Nature of Business
Organization
LifeSci Acquisition Corp. (“LSAC”) was initially formed on December 19, 2018 as a Delaware corporation formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.
On September 25, 2020, LSAC entered into a Merger Agreement (the “Merger Agreement”) with LifeSci Acquisition Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of LSAC (“Merger Sub”), VNRX Corp (f/k/a Vincera Pharma, Inc.), a Delaware corporation (“Vincera Pharma”), and Raquel E. Izumi, as the representative of the stockholders of Vincera Pharma (such stockholders, the “Vincera Pharma stockholders”).
Pursuant to the terms of the Merger Agreement, a business combination between LSAC and Vincera Pharma was effected through the merger of Merger Sub with and into Vincera Pharma, with Vincera Pharma surviving as the surviving company and as a wholly-owned subsidiary of LSAC. On December 23, 2020, and in connection with the closing of the business combination (the “Business Combination”), LifeSci Acquisition Corp. changed its name to Vincera Pharma, Inc. In January 2021, Vincera Pharma, Inc. changed its name to Vincerx Pharma, Inc. (together with its consolidated subsidiaries, the “Company”).
The Company is a clinical-stage biopharmaceutical company focused on leveraging its extensive development and oncology expertise to advance new therapies intended to address unmet medical needs for the treatment of cancer. The Company’s current pipeline is entirely derived from the Bayer License Agreement (see Note 4), pursuant to which the Company has been granted an exclusive, royalty-bearing, worldwide license under certain Bayer patents and know-how to
develop, use, manufacture, commercialize, sublicense and distribute a clinical-stage and follow-on small
molecule drug program and a preclinical stage bioconjugation/next-generation ADC platform. The Company intends to use these product candidates to treat various cancers in a patient-specific, targeted approach.
During the early months of 2020,
COVID-19 emerged
and has subsequently spread world-wide. The World Health Organization has declared
COVID-19 a
pandemic resulting in federal, state and local governments and private entities mediating various restrictions, including travel restrictions, restrictions on public gatherings, stay at home orders, and advisories and quarantining people who may have been exposed to the virus. Management is currently evaluating the impact of the
COVID-19
pandemic on its future plans and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and results of its operations, the specific impact is not readily determinable as of the date of these consolidated financial statements.